1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

MATTHEW BARSAMIAN matthew.barsamian@dechert.com +1 202 261 3392 Direct +1 202 261 3333 Fax

April 24, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	AB CarVal Credit Opportunities Fund – Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of AB CarVal Credit Opportunities Fund (“Fund”), a closed-end management investment company, is Amendment No. 1 to the Fund’s registration statement under the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”). This filing is being made for the purpose of: (i) incorporating comments received from the Staff of the U.S. Securities and Exchange Commission in connection with its review of the Registration Statement; and (ii) making certain other changes to the Private Placement Memorandum included in the Registration Statement.

No fee is required in connection with this filing. If you have any questions relating to this filing, please do not hesitate to contact me at (202) 261-3392.

Sincerely,

/s/ Matthew Barsamian
Matthew Barsamian